INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES - Affiliates (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended
	Jul. 10, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Navios Partners	Jun. 30, 2012 Navios Partners	Jun. 30, 2013 Navios Partners	Jun. 30, 2012 Navios Partners	Dec. 31, 2012 Navios Partners	Jun. 30, 2013 Navios Acquisition	Jun. 30, 2012 Navios Acquisition	Jun. 30, 2013 Navios Acquisition	Jun. 30, 2012 Navios Acquisition	Dec. 31, 2012 Navios Acquisition	Jun. 30, 2013 Acropolis Chartering and Shipping Inc.	Jun. 30, 2012 Acropolis Chartering and Shipping Inc.	Jun. 30, 2013 Acropolis Chartering and Shipping Inc.	Jun. 30, 2012 Acropolis Chartering and Shipping Inc.	Dec. 31, 2012 Acropolis Chartering and Shipping Inc.
Schedule Of Equity Method Investments [Line Items]
Investments carrying amount under equity method		$ 303,103	$ 188,070	$ 197,291	$ 108,229		$ 108,229		$ 103,953	$ 194,252		$ 194,252		$ 92,896	$ 599		$ 599		$ 420
Difference between carrying amount of investment and underlying equity in net assets of equity method investee					47,383		47,383			26,022		26,022
Dividends received					7,343	6,733	14,685	13,397		2,999	1,301	5,177	2,601		0	0	0	140
Shares Issued By Affiliate							5,175,000					68,123,503
Shares Purchased							105,613					33,982,656
Equity Method Investment Ownership Percentage					23.40%		23.40%		25.20%	51.60%		51.60%			50.00%		50.00%
Voting Interest In Navios Acquisition										48.20%		48.20%
Number of common units held					14,223,763		14,223,763
Percentage of common units held					21.40%		21.40%
General Partner Interest					2.00%		2.00%
Navios Holdings Percentage To Acropolis Distribution															35.00%		35.00%
Additions Investments in Affiliates	750	111,495	1,472				1,494					110,001
Gain/(Loss) from issuance of shares from equity method investee							$ 7,963					$ (5,049)